Nature of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business
General
NRG Energy, Inc., or NRG or the Company, is an integrated power company built on dynamic retail brands with diverse generation assets. NRG brings the power of energy to customers by producing and selling electricity and related products and services in major competitive power markets in the U.S. and Canada in a manner that delivers value to all of NRG's stakeholders. NRG is a customer-driven business focused on perfecting the integrated model by balancing retail load with generation supply within its deregulated markets. The Company sells energy, services, and innovative, sustainable products and services directly to retail customers under the names NRG, Reliant, Green Mountain Energy, Stream and XOOM Energy, as well as other brand names owned by NRG, supported by approximately 23,000 MW of generation as of December 31, 2019.
The Company began managing its integrated model based on the combined results of the retail and wholesale generation businesses with a geographical focus in 2020. As a result, the Company changed its business segments from Retail and Generation to Texas, East and West/Other beginning in the first quarter of 2020. The Company's updated segment structure reflects how management currently makes financial decisions and allocates resources.
The Company's businesses are segregated as follows:
•Texas, which includes all activity related to customer, plant and market operations in Texas;
•East, which includes the remaining activity related to customer operations and all activity related to plant and market operations in the East;
•West/Other, which includes the following assets and activities: (i) all activity related to plant and market operations in the West, (ii) activity related to the Cottonwood power plant that was sold to Cleco on February 4, 2019 and is being leased back until 2025, (iii) the remaining renewables activity, including the Company’s equity method investments in Ivanpah Master Holdings, LLC and Agua Caliente, the remaining Home Solar assets and the NFL stadium solar generating assets, and (iv) activity related to the Company’s equity method investment for the Gladstone power plant in Australia; and
•Corporate activities.
All affected disclosures presented herein have been recast to reflect these changes for all periods presented. For further discussion of segment reporting, refer to Note 19, Segment Reporting.
Discontinued Operations
On December 31, 2018, as described in Note 4, Acquisitions, Discontinued Operations and Dispositions, the Company concluded that the sale of its South Central Portfolio to Cleco, excluding the Cottonwood facility, met held-for-sale criteria and should be presented as a discontinued operation, as the sale represented a strategic shift in the business in which NRG operates. The financial information for all historical periods was recast in 2018 to reflect the presentation of these entities as discontinued operations.
On August 31, 2018, as described in Note 4, Acquisitions, Discontinued Operations and Dispositions, the Company deconsolidated NRG Yield, Inc. and its Renewables Platform for financial reporting purposes. The financial information for all historical periods was recast in 2018 to reflect the presentation of these entities, as well as the Carlsbad project, as discontinued operations. As a result of the sale of NRG Yield, the Company no longer controls the Agua Caliente project. Due to this change in control, the Company deconsolidated the Agua Caliente project from its financial results and began accounting for the project as an equity method investment.
On June 14, 2017, or the Petition Date, GenOn, along with GenOn Americas Generation and certain of their directly and indirectly-owned subsidiaries, or collectively the GenOn Entities, filed voluntary petitions for relief under the Chapter 11 Cases, of the U.S. Bankruptcy Code. As a result of the bankruptcy filings and beginning on June 14, 2017, GenOn and its subsidiaries were deconsolidated from NRG's consolidated financial statements. NRG determined that this disposal of GenOn and its subsidiaries was a discontinued operation and, accordingly, the financial information for all historical periods was recast to reflect GenOn as a discontinued operation. GenOn's plan of reorganization was confirmed on December 14, 2018.